Consolidated shareholders’ equity - Summary of Movements Share Capital (Details) - shares					12 Months Ended
	Jul. 28, 2020	Dec. 18, 2018	Jul. 27, 2018	Apr. 26, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Ending balance (in shares)					1,258,971,738
Share capital | Sanofi Oy
Disclosure of classes of share capital [line items]
Beginning balance (in shares)					1,253,846,111	1,247,395,472	1,254,019,904
Capital increase by exercise of stock subscription options (in shares)					868,655	2,745,853	1,168,808
Capital increase by issuance of restricted shares (in shares)					1,666,256	3,704,786	2,152,183
Reduction in share capital by cancellation of treasury shares (in shares)		(5,106,804)		(7,239,803)
Capital increase reserved for employees (in shares)	2,590,716		2,401,184
Ending balance (in shares)					1,258,971,738	1,253,846,111	1,247,395,472